CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2021
CONTRACT LIABILITIES
CONTRACT LIABILITIES

19.  CONTRACT LIABILITIES

The breakdown of contract liabilities is as follows:

a.	Current

	2020	2021
Advances from customers for Mobile	5,047	4,155
Advances from customers for Enterprise	1,884	1,161
Advances from customers for WIB	668	1,138
Advances from customers for Consumer	112	185
Others (each below Rp75 billion)	121	156
Total	7,832	6,795

b.	Non-current

	2020	2021
Advances from customers for Consumer	590	787
Advances from customers for WIB	344	450
Advances from customers for Enterprise	68	39
Others	5	7
Total	1,007	1,283

As at January 1, 2020, the opening balances of contract liabilities amounted to Rp8,235 billion.

Contract liabilities at the beginning period which were recognized as revenue in 2020 and 2021 amounted to Rp7,430 billion and Rp7,832 billion, respectively.

Refer to Note 32 for details of related party transactions.